UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  ___03/31/2013________

Check here if Amendment [  ]; Amendment Number: _________________
 This Amendment (Check only one.):      [  ] is a restatement.
         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Jolley Asset Management, LLC
Address:  210 Bryant Street
                  Suite A
                  Rocky Mount, NC  27804


Form 13F File Number:  28- 15114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report of Behalf of Reporting Manager:

Name:   Frank Jolley
Title:     President
Phone: (252)451-1450


Signature, Place, and Date of Signing:

Frank Jolley               Rocky Mount, NC        03/31/13
     [Signature]               [City, State]                  [Date]


Report Type (Check only one.):

[ X ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINTION REPORT. (Check here if all holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:  117

Form 13F Information Table Value Total: $121141
                                                                     (thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     3023    28440 SH       Sole                    28440
AVX Corp.                      COM              002444107     3504   294423 SH       Sole                   294423
AbbVie, Inc.                   COM              00287y109      931    22819 SH       Sole                    22819
Abbott Laboratories            COM              002824100      806    22819 SH       Sole                    22819
Allstate Corp                  COM              020002101        5      100 SH       Sole                      100
Altria Group, Inc.             COM              022095103       57     1670 SH       Sole                     1670
Apache Corporation             COM              037411105     3791    49130 SH       Sole                    49130
Applied Materials, Inc.        COM              038222105     2850   211411 SH       Sole                   211411
Archer Daniels Midland         COM              039483102     3434   101810 SH       Sole                   101810
Auto Data Processing           COM              053015103       74     1133 SH       Sole                     1133
BB&T Corporation               COM              054937107       11      345 SH       Sole                      345
BP PLC                         COM              055622104       25      591 SH       Sole                      591
Bank of America Corp           COM              060505104       34     2770 SH       Sole                     2770
Berkshire Hathaway B           COM              084670702       39      370 SH       Sole                      370
Boeing Company                 COM              097023105     3262    38000 SH       Sole                    38000
Bristol-Myers Squibb           COM              110122108       36      862 SH       Sole                      862
Callaway Golf Company          COM              131193104      331    50000 SH       Sole                    50000
Campbell Soup Co.              COM              134429109     3357    74002 SH       Sole                    74002
Capital One Financial          COM              14040H105       40      726 SH       Sole                      726
Caterpillar, Inc.              COM              149123101       52      600 SH       Sole                      600
Charles Schwab & Co            COM              808513105     3293   186158 SH       Sole                   186158
Chesapeake Energy              COM              165167107        7      350 SH       Sole                      350
Chevron Corp                   COM              166764100     1463    12309 SH       Sole                    12309
Cisco Systems, Inc.            COM              17275R102     3103   148485 SH       Sole                   148485
Coca Cola Bottling Consolidate COM              191098102       12      206 SH       Sole                      206
Coca-Cola Co.                  COM              191216100     3029    74896 SH       Sole                    74896
ConocoPhillips                 COM              20825C104     3833    63784 SH       Sole                    63784
Corning Inc                    COM              219350105        1      100 SH       Sole                      100
Deere & Company                COM              244199105        4       50 SH       Sole                       50
Delta Apparel Co.              COM              247368103       33     2000 SH       Sole                     2000
Devon Energy                   COM              25179m103        6      100 SH       Sole                      100
Duke Energy                    COM              26441c105      149     2051 SH       Sole                     2051
E.I. du Pont de Nemours and Co COM              263534109     3176    64607 SH       Sole                    64607
EMC Corporation                COM              268648102       19      780 SH       Sole                      780
Edison International           COM              281020107       10      190 SH       Sole                      190
Eli Lilly & Company            COM              532457108       45      800 SH       Sole                      800
Emerson Electric Co.           COM              291011104      398     7120 SH       Sole                     7120
Express Scripts Holding Co.    COM              30219g108       25      432 SH       Sole                      432
Exxon-Mobil Corp               COM              30231g102     1385    15366 SH       Sole                    15366
Fiserv, Inc.                   COM              337738108       10      109 SH       Sole                      109
General Electric               COM              369604103     4029   174255 SH       Sole                   174255
General Mills Inc.             COM              370334104       62     1250 SH       Sole                     1250
Glaxo Smithkline ADS           COM              37733W105     2574    54866 SH       Sole                    54866
Google, Inc.                   COM              38259p508     3533     4449 SH       Sole                     4449
Home Depot Inc                 COM              437076102       45      643 SH       Sole                      643
Honeywell Int.                 COM              438516106       13      175 SH       Sole                      175
Hospira, Inc.                  COM              441060100     3562   108485 SH       Sole                   108485
IBM Corp                       COM              459200101       86      405 SH       Sole                      405
Intel Corp                     COM              458140100       51     2328 SH       Sole                     2328
JPMorgan Chase & Co.           COM              46625H100     3282    69156 SH       Sole                    69156
Johnson & Johnson              COM              478160104     3220    39489 SH       Sole                    39489
Kimberly Clark Corp            COM              494368103       22      225 SH       Sole                      225
Kraft Foods Group              COM              50076Q106       17      334 SH       Sole                      334
Lincoln National Corp          COM              534187109        4      108 SH       Sole                      108
McDonald's Corp                COM              580135101       50      500 SH       Sole                      500
Merck & Co. Inc                COM              58933y105      207     4674 SH       Sole                     4674
MetLife, Inc.                  COM              59156r108     3749    98618 SH       Sole                    98618
Microsoft Corp.                COM              594918104     3012   105287 SH       Sole                   105287
Mondelez Intl Inc.             COM              609207105       31     1004 SH       Sole                     1004
Mosaic Co.                     COM              61945c103     2909    48796 SH       Sole                    48796
National Fuel Gas              COM              636180101     4108    66965 SH       Sole                    66965
National Oilwell Varco, Inc.   COM              637071101     1104    15600 SH       Sole                    15600
Nestle SA ADR                  COM              641069406     1050    14495 SH       Sole                    14495
Newmont Mining Corp            COM              651639106     3584    85555 SH       Sole                    85555
NextEra Energy, Inc.           COM              65339f101       12      160 SH       Sole                      160
Norfolk Southern Corp          COM              655844108       92     1200 SH       Sole                     1200
Novartis AG                    COM              66987V109     3234    45402 SH       Sole                    45402
Och-Ziff Cap Mgmt              COM              67551u105      701    75000 SH       Sole                    75000
Old Republic Intl Corp         COM              680223104      892    70212 SH       Sole                    70212
Oracle Corp.                   COM              68389x105       15      450 SH       Sole                      450
Pepsico Inc                    COM              713448108      531     6713 SH       Sole                     6713
Pfizer Inc.                    COM              717081103     3871   134117 SH       Sole                   134117
Philip Morris Int'l Inc.       COM              718172109      106     1147 SH       Sole                     1147
Piedmont Nat'l Gas Co.         COM              720186105       32      980 SH       Sole                      980
PowerShares 3X Inverse JGB     COM              25154p188       18     1000 SH       Sole                     1000
PowerShares Int'l Div Achiever COM              73935x716      269    15940 SH       Sole                    15940
PowerShs Inverse JGB Future    COM              25154p170      573    30000 SH       Sole                    30000
ProShares UltraShort Real Esta COM              74348a871      410    20000 SH       Sole                    20000
ProShs Ultra Sht Leh 20 yr Tre COM              74347b201       20      300 SH       Sole                      300
Procter & Gamble               COM              742718109      181     2350 SH       Sole                     2350
Reynolds American              COM              761713106        9      200 SH       Sole                      200
Roche Holdings Ltd             COM              771195104     1377    23500 SH       Sole                    23500
Royal Bank of Canada           COM              780087102      173     2872 SH       Sole                     2872
Royal Dutch Shell A            COM              780259206      527     8090 SH       Sole                     8090
Royal Dutch Shell B            COM              780259107      461     6903 SH       Sole                     6903
Rydex Russell Top 50 ETF       COM              78355w205       24      220 SH       Sole                      220
SPDR Gold Trust                COM              78463v107       20      130 SH       Sole                      130
SPDR S&P Pharmaceuticals       COM              78464a722       51      800 SH       Sole                      800
SPDR Tr S&P Dividend           COM              78464a763       16      250 SH       Sole                      250
Schlumberger LTD               COM              806857108     2901    38743 SH       Sole                    38743
Sirius Satellite Radio         COM              82967n108       14     4600 SH       Sole                     4600
Sprint Nextel Co.              COM              852061100        3      425 SH       Sole                      425
Sysco Corporation              COM              871829107     3378    96042 SH       Sole                    96042
Targacept, Inc                 COM              87611R306        2      500 SH       Sole                      500
Target Corporation             COM                               5       80 SH       Sole                       80
Teva Pharmaceutical            COM              881624209     1126    28375 SH       Sole                    28375
Texas Instruments              COM              882508104       11      300 SH       Sole                      300
The GDL Fund                   COM              361570104      107     9120 SH       Sole                     9120
The Southern Co                COM              842587107        5      100 SH       Sole                      100
Total S.A. France Adr          COM              89151e109      291     6075 SH       Sole                     6075
Ultra Short Russell 2000       COM              74348a202      432    21900 SH       Sole                    21900
UltraShort MidCap400           COM              74347x211       27     1400 SH       Sole                     1400
United Parcel Service          COM              911312106     3374    39280 SH       Sole                    39280
Vanguard Emerging Market       COM              922042858      698    16270 SH       Sole                    16270
Vanguard European ETF          COM              922042874       77     1575 SH       Sole                     1575
Verizon Comm                   COM              92343v104       29      600 SH       Sole                      600
Wal-Mart Stores                COM              931142103     3672    49077 SH       Sole                    49077
Walt Disney Co.                COM              254687106       17      300 SH       Sole                      300
Waste Management, Inc.         COM              94106L109     4058   103501 SH       Sole                   103501
Wells Fargo & Co               COM              949746101       38     1035 SH       Sole                     1035
WisdomTree Int'l Small Cap Div COM              97717w760       93     1675 SH       Sole                     1675
YUM! Brands, Inc.              COM              988498101       27      380 SH       Sole                      380
iShares Rus 2000 Gr            COM              464287617       92     1285 SH       Sole                     1285
iShares Russell 2000  Value In COM              464287630      333     3970 SH       Sole                     3970
iShares S&P Global 100         COM              464287572       17      245 SH       Sole                      245
iShr Russell 2000 Index        COM              464287655      333     3525 SH       Sole                     3525
iShs MSCI EAFE Fund            COM              464287465      399     6772 SH       Sole                     6772

